FINANCIAL RISK MANAGEMENT - Schedule of level of hedge (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Percentage of coverage over the expected volume of consumption	22.00%	30.00%	32.00%	35.00%	5.00%	15.00%	24.00%	24.00%	30.00%	17.00%